Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
12.	GOODWILL

Changes in goodwill for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Commodities brokerage	Investment advisory services	Institution subscription services	Hong Kong brokerage services	Total
Balance as of December 31, 2017	$—	$—	$—	$108,010	$108,010
Exchange difference	—	—	—	(219)	(219)
Balance as of December 31, 2018	$—	$—	$—	$107,791	$107,791
Exchange difference	—	—	—	625	625
Balance as of December 31, 2019	$—	$—	$—	$108,416	$108,416

The goodwill related to the acquisition of Rifa Wealth Management was allocated to Hong Kong brokerage services reporting unit, which was acquired on September 13, 2016.

The Company performed the annual impairment tests on December 31 of each year. Based on the Company’s assessment, the Company recorded no goodwill impairment losses during the years ended December 31, 2018 and 2019.